Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Cash Flows from Operating Activities:
Net income	$ 143,476	$ 28,290	$ 234,743	$ 67,192
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation			77,151	71,845
European Union Allowances adjustment on voyage expenses			4,156
Amortization of deferred dry-docking costs and leasehold improvements			11,935	11,375
Amortization of deferred finance costs	931	749	1,946	1,586
Amortization of right of use assets for finance lease			1,357	0
Amortization of assumed liabilities from time charters attached			(4,098)	(10,596)
Amortization of revenue escalation			(53)	1,027
Stock based compensation expense	507	2,302	1,020	4,578
Interest expense on long - term receivable			(66)	0
Interest income from debt securities, held to maturity, accrued			(315)	(29)
Interest income from debt securities, available for sale, accrued			69	0
Change in fair value of derivative instruments			(3,913)	889
Gain on sale of vessels	(37,870)	0	(37,870)	(3,553)
Payments for dry-docking			(12,094)	(6,342)
(Increase) Decrease in:
Receivables and other, net			(13,726)	3,810
Margin deposits			(200)
Inventories			(9,111)	2,772
Prepaid insurance and other			3,877	(6,672)
Capitalized voyage expenses			(390)	275
Increase (Decrease) in:
Payables and other			17,599	(6,518)
Accrued liabilities			14,564	7,789
Unearned revenue			(5,414)	(23,484)
Net Cash provided by Operating Activities			281,167	115,944
Cash Flows from Investing Activities:
Advances for vessels under construction			(207,893)	(126,249)
Vessel acquisitions and/or improvements			(96,547)	(139,358)
Proceeds from sale of vessels			106,427	39,483
Investments in debt securities, held to maturity			(75,724)	(15,000)
Proceeds from redemption of debt securities, held to maturity			10,000	5,000
Proceeds from redemption of debt securities, available for sale			15,425	0
Proceeds from maturity of time deposits			5,000	0
Time deposits			(5,000)	0
Net Cash used in Investing Activities			(248,312)	(236,124)
Cash Flows from Financing Activities:
Proceeds from long-term debt and other financial liabilities			486,819	283,619
Financing costs			(18,661)	(178)
Payments of long-term debt and other financial liabilities			(303,019)	(210,313)
Payments on principal portion of financial liabilities			(1,416)	(540)
Cash dividends			(28,564)	(13,500)
Net Cash provided by Financing Activities			135,159	59,088
Net increase (decrease) in cash and cash equivalents and restricted cash			168,014	(61,092)
Cash and cash equivalents and restricted cash at beginning of period			298,129	348,312	$ 348,312
Cash and cash equivalents and restricted cash at end of period	466,143	287,220	466,143	287,220	298,129
Current Assets:
Cash and cash equivalents	463,989	282,394	463,989	282,394	293,312
Restricted cash	2,154	4,826	2,154	4,826	4,817
Total Cash and cash equivalents and restricted cash	$ 466,143	$ 287,220	$ 466,143	$ 287,220	$ 298,129